Equity - Assumptions used to Value the Performance-Vested Restricted Stock Units (Details) - Noble Finance Company - PVRSUs				12 Months Ended
	Dec. 01, 2021	Oct. 01, 2021	Feb. 19, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation assumptions:
Expected volatility				69.80%	59.60%
Expected dividend yield				0.00%	0.00%
Risk-free interest rate				1.40%	2.50%
Noble Incentive Plan
Valuation assumptions:
Expected volatility	95.10%	92.20%	50.00%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.58%	0.33%	0.19%